OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

August 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer International Growth and Income Fund File Nos. 333-212291 and 811-23163

To the Securities and Exchange Commission:

On behalf of Oppenheimer International Growth and Income Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment (the "Amendment") to the Fund’s Registration Statement on Form N-1A (the "Registration Statement") filed on June 29, 2016.

The Amendment is marked to show changes in response to certain comments of the Commission staff, as well as other changes to the Registration Statement. This filing also includes, under separate letter, our response addressing the comments of the Commission staff.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

We would be happy to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate any further comments the Commission staff may have as soon as possible. Please direct any communications relating to this filing to:

Taylor V. Edwards

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281

212.323.0310

tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ John G. Kiernan

John G. Kiernan

Vice President & Associate Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

Gloria J. LaFond